Jan. 28, 2021
AIG International Dividend Strategy Fund
INVESTMENT GOAL
The investment goal of the AIG International Dividend Strategy Fund (the “International Dividend Strategy Fund” or the “Fund”) is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund .You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 14 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 76 of the Fund’s statement of additional information.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund’s principal investment strategies are value and international investing. The value oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria are usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have been generally overlooked by the market.The strategy of international investing involves investing substantially all of the Fund’s assets in foreign (non-U.S.) securities (“foreign securities”).The principal investment technique of the Fund is to employ a “buy and hold” strategy with approximately 50 to 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World Index ex-U.S. Index (“MSCI ACWI ex-U.S. Index”). At least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.The Fund expects to invest primarily in common stocks, and to a lesser extent, preferred stocks, and may invest in companies of any size. In addition, the Fund is not limited in the amount it may invest in any one country, and its investments may include securities of emerging markets.The selection criteria used by the Fund’s portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Certain stocks in the MSCI ACWI ex-U.S. Index may be excluded as a result of liquidity screens applied during the selection process. The number of securities selected each year for inclusion in the Fund’s portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact that the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, each at the discretion of the portfolio managers.The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The next annual consideration of the securities that meet the selection criteria will take place on or about October 1, 2021. Immediately after the Fund buys and sells securities in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the 50 to 100 securities. For example, the Fund would invest about 1/50th of its assets in each of the securities that make up its portfolio if the Fund were to select 50 securities. Thereafter, when an investor purchases shares of the Fund, the Adviser will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the Fund’s assets at the time.The Fund employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.If the value of the assets of the Fund goes down, you could lose money.The following is a summary description of the principal risks of investing in the Fund:Stock Market Volatility and Securities Selection Risk. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. In addition, the performance of the Fund may be subject to greater fluctuation when a smaller number of securities are held by the Fund and thus, the Fund’s risk may increase when it holds closer to 50 securities rather than closer to 100 securities. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market or out of favor, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.International Investing Risk. The Fund may invest in foreign securities. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. Volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.Small- and Mid-Market Capitalization Companies Risk. The Fund invests in securities without regard to capitalization. Securities of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.Disciplined Strategy Risk. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goals. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure (e.g., using derivatives for hedging purposes), the Fund may be more susceptible to general market declines than other mutual funds.Preferred Stock Risk. The value of preferred stock will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stock is also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but typically less risky than its common stock. Preferred stock may have significantly less liquidity than many other securities, such as U.S. Government securities, corporate debt and common stock.
PERFORMANCE INFORMATION
The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the MSCI ACWI ex-U.S. Index (Net), a broad measure of market performance.Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund (n/k/a AIG International Dividend Strategy Fund) and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The performance shown prior to July 2, 2012, represents the performance of the Fund as an international equity fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.
AIG International Dividend Strategy Fund (CLASS A)
During the period shown in the bar chart:Highest QuarterlyReturn:December 31, 202015.54%Lowest QuarterlyReturn:March 31, 2020-28.46%
Average Annual Total Returns <br/>(as of the periods ended December 31, 2020)
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown only for Class A. After-tax returns for other classes will vary.